Dec. 21, 2022
WCM Focused Mid Cap Fund

WCM Focused Mid Cap Fund

Investor Class Shares – WMIDX

Institutional Class Shares – WCMAX

A series of Investment Managers Series Trust

Supplement dated December 21, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2022.

Important Notice Regarding Planned Change in Fund Name

Effective December 30, 2022, the name of the WCM Focused Mid Cap Fund (the “Fund”) will be changed to WCM Mid Cap Quality Value Fund and all references to the Fund’s name in the Prospectus and SAI will be updated accordingly. The Fund’s investment objective and principal investment strategies will remain the same. In addition, as of December 31, 2022, the name of the WCM Focused Mid Cap Strategy Composite will be changed to WCM Mid Cap Quality Value Strategy Composite. Accordingly, all references to WCM Focused Mid Cap Strategy Composite in the Prospectus will be changed to WCM Mid Cap Quality Value Strategy Composite.

Please file this Supplement with your records.